Income taxes - Reconciliation of income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Reconciliation between the income tax expenses
Computed expected tax at different tax rates of subsidiaries	$ (9,976)	$ (10,596)	$ (10,533)
Tax effect of non-deductible expenses and non-taxable income at applicable tax rates	444	336	(446)
Accrued tax claims	62	(70)	(353)
Excess tax benefit on SOP	446	1,411	0
Exchange difference	207	484	(102)
Tax loss carryforwards	1,110	(85)	(674)
Change in tax rate	1,771	0	0
Benefit from a change in tax position	163	655	0
Total income tax expense	$ (5,773)	$ (7,865)	$ (12,108)